AMOUNTS DUE FROM OTHER RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Allowance for doubtful debts, current, trade	$ (1,970)	$ (1,970)
Amounts due from other related parties - net, current, trade	1,364	2,198
Allowance for doubtful debts, current, non-trade	(230)	(230)
Amounts due from other related parties - net, current, non-trade	15,349	4,035
Amounts due from other related parties	16,713	6,233
Amounts due from other related parties - net, non-current, trade	1,247	4,304
Non-current receivables due from related parties	5,632	8,125
China New Era
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, trade	3,334	4,166
Amounts due from other related parties - gross, current, non-trade	359	360
Sky Global Solar S.A.
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, trade		2
Sky Solar (Hong Kong) International Co., Ltd.
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade		1,339
SWL Flash Bright Limited
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade		67
Sky Solar New Energy Investment Ltd.
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade		1,480
Tany International (Hong Kong) Co., Ltd.
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade		816
Sky Solar (Canada) FIT 1 Limited Partnership
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade		203
Mr. Su
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - gross, current, non-trade	15,220
Oky Solar Holdings, Ltd. . and its subsidiaries
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - net, non-current, trade		3,283
RisenSky Solar and its subsidiaries
AMOUNTS DUE FROM RELATED PARTY [Abstract]
Amounts due from other related parties - net, non-current, trade	1,247	1,021
Amounts due from other related parties - net, non-current, non-trade	$ 4,385	$ 3,821